Share-based payments - Warrants outstanding (Details)		9 Months Ended
	Nov. 23, 2020 $ / shares shares	May 31, 2023 $ / shares shares	May 31, 2023 $ / shares shares	Apr. 19, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares shares
Share-based payments
Exercise price of warrants | (per share)	$ 12.50	$ 4.21		$ 4.21	$ 5.64	$ 4.21	$ 5.67	$ 4.21	$ 5.63	$ 8.00	$ 10.30	$ 16.53
Number of warrants outstanding	151,800											151,800
Weighted average remaining contractual life (years)	3 years 3 months
November 23, 2020
Share-based payments
Exercise price of warrants | $ / shares			$ 16.53
Number of warrants outstanding		151,800	151,800
Weighted average remaining contractual life (years)		2 years 3 months
August 5, 2022
Share-based payments
Exercise price of warrants | $ / shares			$ 10.30
Number of warrants outstanding		50,000	50,000
Weighted average remaining contractual life (years)		2 years 11 months 1 day
January 19, 2023
Share-based payments
Exercise price of warrants | $ / shares			$ 5.63
Number of warrants outstanding		554,253	554,253
Weighted average remaining contractual life (years)		2 years 7 months 17 days
February 17, 2023
Share-based payments
Exercise price of warrants | $ / shares			$ 5.67
Number of warrants outstanding		475,059	475,059
Weighted average remaining contractual life (years)		2 years 8 months 19 days
April 19, 2023
Share-based payments
Exercise price of warrants | $ / shares			$ 5.64
Number of warrants outstanding		381,293	381,293
Weighted average remaining contractual life (years)		2 years 10 months 17 days